Accounts Payable - Schedule of Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Trade creditors	$ 5,001	$ 5,680
Factors or other financial institutions for borrowings		27
Accounts payable to underwriters, promoters, and employees	1,071	792
Other accounts payable	663	757
Total accounts payable	$ 6,735	$ 7,256